Loss per share - Schedule of Anti-dilutive Shares (Details) - shares	9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Earnings per share [line items]
Anti-dilutive shares (in shares)	35,556,753	6,415,533
Stock options
Earnings per share [line items]
Anti-dilutive shares (in shares)	4,762,105	6,415,533
Convertible debt
Earnings per share [line items]
Anti-dilutive shares (in shares)	28,564,628	0
Restricted Share Units (RSU)
Earnings per share [line items]
Anti-dilutive shares (in shares)	2,230,020	0